Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	56 Months Ended
	Dec. 12, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 22, 2020
Commitments and Contingencies Disclosure [Abstract]
Guaranty amount					$ 5,000
Amounts paid under the guaranty			$ 0
Interest paid under the guaranty			0
Principal outstanding under the guaranty		$ 0	$ 0	$ 0
License agreement, transfer fee	$ 500
License agreement, upfront fee	500
License agreement, semi-annual fee	$ 65
License agreement, semi-annual fee expensed		$ 11